Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)
1
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS
—
100.0%
AGL CLO Ltd.
Series 2021-13A-A1R 5.373% (3-Month Term SOFR + 110 basis points), 10/20/2034
1,2,3
1,000,000 $ 1,001,231
AIMCO CLO Ltd.
Series 2024-22A-A 5.825% (3-Month Term SOFR + 150 basis points), 4/19/2037
1,2,3
850,000 853,029
Apidos CLO Ltd.
Series 2018-18A-A1R2 5.662% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,3
1,000,000 1,004,442
Ares CLO Ltd.
Series 2015-2A-A1R4 5.527% (3-Month Term SOFR + 129 basis points), 7/17/2038
1,2,3
1,000,000 1,003,050
Bain Capital Credit CLO Ltd.
Series 2019-2A-AR3 5.242% (3-Month Term SOFR + 92 basis points), 10/17/2032
1,2,3
903,262 904,106
Series 2022-2A-A1R 5.482% (3-Month Term SOFR + 115 basis points), 4/22/2035
1,2,3
750,000 751,498
Series 2023-1A-A1R 5.725% (3-Month Term SOFR + 140 basis points), 7/16/2038
1,2,3
1,000,000 1,005,750
Series 2023-3A-A1R 5.514% (3-Month Term SOFR + 131 basis points), 10/24/2038
1,2,3
1,000,000 1,005,000
Barings CLO Ltd.
Series 2022-4A-A1R 5.685% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,004,499
Battalion CLO Ltd.
Series 2017-11A-AR2 5.449% (3-Month Term SOFR + 113 basis points), 4/24/2034
1,2,3
1,000,000 999,997
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 5.204% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,3
1,000,000 1,002,717
Series 2024-37A-A 5.668% (3-Month Term SOFR + 135 basis points), 1/25/2038
1,2,3
500,000 502,465
Series 2025-42A-A 5.371% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,3
1,000,000 1,003,000
Series 2025-42A-B 5.771% (3-Month Term SOFR + 170 basis points), 10/25/2038
1,2,3
500,000 503,534
Blueberry Park CLO Ltd.
Series 2024-1A-A 5.675% (3-Month Term SOFR + 135 basis points), 10/20/2037
1,2,3
250,000 250,720
CarVal CLO Ltd.
Series 2023-1A-A1R 5.765% (3-Month Term SOFR + 144 basis points), 7/20/2037
1,2,3
1,000,000 1,003,233
CBAMR Ltd.
Series 2017-4A-BR 6.081% (3-Month Term SOFR + 180 basis points), 3/31/2038
1,2,3
1,000,000 1,004,620
CIFC Funding Ltd.
Series 2017-4A-A1R 5.530% (3-Month Term SOFR + 121.2 basis points), 10/24/2030
1,2,3
366,434 366,965
Series 2018-1A-A1R 5.649% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,3
750,000 753,710
Series 2019-1A-A1R2 5.685% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,002,865
Series 2022-3A-B 6.325% (3-Month Term SOFR + 200 basis points), 4/21/2035
1,2,3
500,000 501,206
Dewolf Park CLO Ltd.
Series 2017-1A-AR 5.499% (3-Month Term SOFR + 118.2 basis points), 10/15/2030
1,2,3
778,486 778,880
Dryden CLO Ltd.
Series 2019-68A-BRR 5.868% (3-Month Term SOFR + 155 basis points), 7/15/2035
1,2,3
1,000,000 997,118
Series 2019-80A-BRR 5.705% (3-Month Term SOFR + 150 basis points), 1/17/2033
1,2,3
500,000 500,009
Series 2020-86A-A1R2 5.452% (3-Month Term SOFR + 113 basis points), 7/17/2034
1,2,3
1,000,000 1,002,498
Dryden Senior Loan Fund
Series 2016-43A-AR3 5.395% (3-Month Term SOFR + 107 basis points), 4/20/2034
1,2,3
1,000,000 1,001,000
Series 2017-49A-BR 6.191% (3-Month Term SOFR + 186.2 basis points), 7/18/2030
1,2,3
500,000 500,833
Elmwood CLO Ltd.
Series 2021-1A-AR 5.875% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,3
800,000 802,852
Series 2022-1A-A1R 5.579% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,3
1,000,000 1,005,358
GoldenTree Loan Management US CLO Ltd.
Series 2024-19A-A 5.825% (3-Month Term SOFR + 150 basis points), 4/20/2037
1,2,3
500,000 501,789
Invesco US CLO Ltd.
Series 2023-1A-AR 5.902% (3-Month Term SOFR + 157 basis points), 4/22/2037
1,2,3
550,000 552,717

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
2
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Juniper Valley Park CLO Ltd.
Series 2023-1A-ARR (3-Month Term SOFR + 108 basis points), 7/20/2036
1,2,3
1,000,000 $ 1,000,000
KKR CLO Ltd.
Series 18-A1R2 5.191% (3-Month Term SOFR + 105 basis points), 10/18/2035
1,2,3
1,000,000 1,000,686
Series 2022-41A-B 6.218% (3-Month Term SOFR + 190 basis points), 4/15/2035
1,2,3
1,000,000 1,002,017
LCM Ltd.
Series 26A-A1 5.657% (3-Month Term SOFR + 133.2 basis points), 1/20/2031
1,2,3
6,527 6,530
Madison Park Funding Ltd.
Series 13A-B 6.081% (3-Month Term SOFR + 176.2 basis points), 11/21/2030
1,2,3
500,000 500,000
Series 13A-BR2 (3-Month Term SOFR + 130 basis points), 11/21/2030
1,2,3
700,000 700,875
Series 2019-35A-A1R 5.577% (3-Month Term SOFR + 125.2 basis points), 4/20/2032
1,2,3
440,696 441,575
Magnetite Ltd.
Series 2021-29A-AR 5.668% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
250,000 250,691
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-A1R 5.234% (3-Month Term SOFR + 129 basis points), 10/23/2037
1,2,3
1,000,000 1,004,249
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-27A-BR 6.068% (3-Month Term SOFR + 175 basis points), 7/15/2038
1,2,3
465,000 467,163
Series 2019-31A-AR2 5.555% (3-Month Term SOFR + 123 basis points), 1/20/2039
1,2,3
625,000 627,160
Series 2020-39A-A1R 5.855% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,3
830,000 832,952
Series 2022-47A-AR (3-Month Term SOFR + 109 basis points), 4/16/2035
1,2,3,4
1,000,000 999,882
Oaktree CLO Ltd.
Series 2019-3A-A1R2 5.705% (3-Month Term SOFR + 138 basis points), 1/20/2038
1,2,3
1,000,000 1,004,921
Octagon Ltd.
Series 2022-1A-A1R 5.935% (3-Month Term SOFR + 175 basis points), 11/16/2036
1,2,3
1,000,000 1,001,805
OHA Credit Funding Ltd.
Series 2022-11A-B1R 5.925% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
500,000 501,610
Palmer Square CLO Ltd.
Series 2021-3A-A1R 5.589% (3-Month Term SOFR + 129 basis points), 10/15/2038
1,2,3,5
1,000,000 1,003,999
Series 2021-4A-BR 5.972% (3-Month Term SOFR + 170 basis points), 7/15/2038
1,2,3,5
750,000 753,301
Rad CLO Ltd.
Series 2020-7A-A1R 5.672% (3-Month Term SOFR + 135 basis points), 4/17/2036
1,2,3
820,000 821,050
RR Ltd.
Series 2024-28RA-A1R 5.868% (3-Month Term SOFR + 155 basis points), 4/15/2037
1,2,3
1,500,000 1,506,750
Signal Peak CLO Ltd.
Series 2017-4A-AR2 5.278% (3-Month Term SOFR + 112 basis points), 10/26/2034
1,2,3
1,000,000 1,000,000
Sound Point CLO Ltd.
Series 2018-2A-A 5.675% (3-Month Term SOFR + 136.2 basis points), 7/26/2031
1,2,3
243,535 243,876
Symphony CLO Ltd.
Series 2021-25A-A 5.567% (3-Month Term SOFR + 124.2 basis points), 4/19/2034
1,2,3
1,000,000 1,001,475
THL Credit Wind River CLO Ltd.
Series 2019-3A-AR2 5.378% (3-Month Term SOFR + 106 basis points), 4/15/2031
1,2,3
222,249 222,393
Thompson Park CLO Ltd.
Series 2021-1A-A1R 5.368% (3-Month Term SOFR + 105 basis points), 4/15/2034
1,2,3
1,500,000 1,501,920
Trinitas CLO Ltd.
Series 2019-10A-AR 5.698% (3-Month Term SOFR + 138 basis points), 1/15/2035
1,2,3
500,000 501,793
Voya CLO Ltd.
Series 2015-3A-A1R4 5.285% (3-Month Term SOFR + 96 basis points), 10/20/2031
1,2,3
515,000 515,556
Series 2019-4A-BR 6.329% (3-Month Term SOFR + 201.2 basis points), 1/15/2035
1,2,3
250,000 250,590

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
3
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Wellman Park CLO Ltd.
Series 2021-1A-AR 5.668% (3-Month Term SOFR + 135 basis points), 7/15/2037
1,2,3
1,000,000 $ 1,002,795
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $46,624,593) 46,738,305
Number
of Shares
SHORT-TERM INVESTMENTS — 8.1%
Money Market Funds — 8.1%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.01%
6
3,767,846 3,767,846
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,767,846) 3,767,846
TOTAL INVESTMENTS — 108.1%
(Cost $50,392,439) 50,506,151
Liabilities in Excess of Other Assets — (8.1)% (3,788,475)
TOTAL NET ASSETS — 100.0% $ 46,717,676
1
Callable.
2
Floating rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $46,738,305 which represents 100.04% of total net assets of the Fund.
4
Denotes investments purchased on a when-issued or delayed delivery basis.
5
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
6
The rate is the annualized seven-day yield at period end.

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
4
Schedule of Affiliated Investments
    aa
Value at
Beginning
of Period Purchases
1
Sales
Realized
Gain
(Loss) Amortization
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Interest
Income
a       a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF
Palmer Square CLO
Ltd. Series 2021-4A-
BR 5.972% (3-Month
Term SOFR + 170 basis
points), 7/15/2038 $ 750,938 $ — $ — $ —
$ —
$ 2,363 $ 753,301 750,000 $ 11,321
Palmer Square CLO Ltd.
Series 2021-3A-A1R
5.589% (3-Month
Term SOFR + 129 basis
points), 10/15/2038 — 1,000,000 — —
—
3,999 1,003,999 1,000,000 7,452
Palmer Square CLO
Ltd. Series 2021-4A-B
6.168% (3-Month Term
SOFR + 191.2 basis
points), 10/15/2034 645,000 — (645,000) (49)
—
49 — — —
Total Affiliated
Securities $1,395,938 $1,000,000 $(645,000) $(49) $— $6,411 $1,757,300 1,750,000 $18,773
1
May include partnership adjustments, and/or corporate actions.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)
5
Principal
Amount Value
ASSET-BACKED SECURITIES — 10 .7%
BA Credit Card Trust
Series 2022-A2-A2, 5.000% , 4/15/2028
1
500,000 $ 500,480
Barings Equipment Finance LLC
Series 2025-A-A2, 4.640% , 10/13/2028
1,2
405,265 407,653
BMW Vehicle Lease Trust
Series 2023-2-A3, 5.990% , 9/25/2026
1
7,745 7,759
Capital One Multi-Asset Execution Trust
Series 2022-A3-A, 4.950% , 10/15/2027
1
135,000 135,046
Series 2023-A1-A, 4.420% , 5/15/2028
1
150,000 150,396
Capital One Prime Auto Receivables Trust
Series 2022-2-A3, 3.660% , 5/17/2027
1
25,395 25,363
Chase Auto Owner Trust
Series 2024-5A-A2, 4.400% , 11/26/2027
1,2
30,520 30,542
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.230% , 12/8/2027
1
170,000 170,321
Citizens Auto Receivables Trust
Series 2024-1-A3, 5.110% , 4/17/2028
1,2
692,206 696,242
Dell Equipment Finance Trust
Series 2023-1-A3, 5.650% , 9/22/2028
1,2
20,181 20,212
Discover Card Execution Note Trust
Series 2022-A4-A, 5.030% , 10/15/2027
1
110,000 110,034
Series 2023-A1-A, 4.310% , 3/15/2028
1
130,000 130,158
DLLAA LLC
Series 2023-1A-A3, 5.640% , 2/22/2028
1,2
509,414 516,029
Ford Credit Floorplan Master Owner Trust A
Series 2023-1-A1, 4.920% , 5/15/2028
1,2
145,000 145,721
GM Financial Automobile Leasing Trust
Series 2024-1-A3, 5.090% , 3/22/2027
1
110,216 110,583
Series 2024-2-A2A, 5.430% , 9/21/2026
1
25,222 25,264
Series 2024-3-A2A, 4.290% , 1/20/2027
1
56,163 56,184
Series 2025-2-A2A, 4.550% , 7/20/2027
1
50,000 50,198
Series 2025-3-A2A, 4.190% , 10/20/2027
1
100,000 100,307
Series 2025-3-A3, 4.170% , 8/21/2028
1
165,000 165,706
GM Financial Consumer Automobile Receivables Trust
Series 2022-2-A3, 3.100% , 2/16/2027
1
29,265 29,230
Series 2023-2-A3, 4.470% , 2/16/2028
1
54,144 54,247
Series 2023-3-A3, 5.450% , 6/16/2028
1
533,227 537,666
Series 2025-2-A2A, 4.400% , 2/16/2028
1
29,771 29,822
Harley-Davidson Motorcycle Trust
Series 2024-A-A3, 5.370% , 3/15/2029
1
60,000 60,669
Honda Auto Receivables Owner Trust
Series 2023-3-A3, 5.410% , 2/18/2028
1
253,729 255,653
Series 2023-3-A4, 5.300% , 12/18/2029
1
108,000 109,661
Series 2024-2-A3, 5.270% , 11/20/2028
1
251,000 254,470
Series 2025-2-A2A, 4.300% , 1/18/2028
1
65,000 65,113
Hyundai Auto Lease Securitization Trust
Series 2025-B-A2A, 4.580% , 9/15/2027
1,2
70,000 70,331

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
6
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Series 2025-C-A2A, 4.370% , 1/18/2028
1,2
240,000 $ 241,205
Hyundai Auto Receivables Trust
Series 2023-C-A3, 5.540% , 10/16/2028
1
148,332 149,938
Series 2025-A-A2A, 4.330% , 12/15/2027
1
170,000 170,236
Series 2025-B-A2A, 4.450% , 8/15/2028
1
80,000 80,337
John Deere Owner Trust
Series 2022-C-A3, 5.090% , 6/15/2027
1
35,126 35,246
Series 2025-A-A2A, 4.230% , 3/15/2028
1
50,000 50,101
Kubota Credit Owner Trust
Series 2023-2A-A3, 5.280% , 1/18/2028
1,2
266,512 268,815
Series 2025-2A-A2, 4.480% , 4/17/2028
1,2
75,000 75,455
Mercedes-Benz Auto Lease Trust
Series 2023-A-A3, 4.740% , 1/15/2027
1
26,117 26,132
Series 2024-A-A3, 5.320% , 1/18/2028
1
750,000 759,757
Nissan Auto Lease Trust
Series 2024-B-A2A, 5.050% , 6/15/2027
1
123,796 124,365
Porsche Innovative Lease Owner Trust
Series 2025-1A-A2A, 4.600% , 12/20/2027
1,2
45,000 45,151
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3, 5.470% , 10/20/2028
1,2
102,547 103,302
Toyota Auto Receivables Owner Trust
Series 2025-A-A2A, 4.480% , 11/15/2027
1
134,178 134,378
Series 2025-B-A2A, 4.460% , 3/15/2028
1
70,000 70,188
Toyota Lease Owner Trust
Series 2024-A-A3, 5.250% , 4/20/2027
1,2
101,636 102,138
Series 2024-B-A3, 4.210% , 9/20/2027
1,2
295,000 295,822
USB Auto Owner Trust
Series 2025-1A-A2, 4.510% , 6/15/2028
1,2
75,000 75,274
Verizon Master Trust
Series 2024-1-A1A, 5.000% , 12/20/2028
1
190,000 190,358
Volkswagen Auto Lease Trust
Series 2025-A-A2A, 4.430% , 12/20/2027
1
175,000 175,931
Series 2025-A-A4, 4.560% , 3/20/2030
1
400,000 404,998
Volkswagen Auto Loan Enhanced Trust
Series 2024-1-A2A, 4.650% , 11/22/2027
1
378,349 379,311
Volvo Financial Equipment LLC
Series 2025-2A-A2, 3.960% , 6/15/2028
1,2
145,000 144,963
World Omni Auto Receivables Trust
Series 2024-A-A3, 4.860% , 3/15/2029
1
535,000 538,388
Series 2025-C-A3, 4.080% , 11/15/2030
1
210,000 210,803
TOTAL ASSET-BACKED SECURITIES
(Cost $9,851,140) 9,873,652
BANK LOANS
—
6 .4%
A-AP Buyer, Inc., First Lien, Initial Term Loan
6.752% (3-Month Term SOFR + 275 basis points), 9/9/2031
1,3,4
198,997 199,372
Acrisure LLC, First Lien, 2025 Refinancing Term Loan, B
7.413% (1-Month Term SOFR + 325 basis points), 6/21/2032
1,3,4
199,500 199,667

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
7
Principal
Amount Value
BANK LOANS (Continued)
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan
6.666% (1-Month Term SOFR + 250 basis points), 9/19/2031
1,3,4
99,002 $ 98,836
American Airlines, Inc., First Lien, 2024 Term Loan, B
6.502% (6-Month Term SOFR + 225 basis points), 2/15/2028
1,3,4
98,980 98,959
Amynta Agency Borrower, Inc., First Lien, 2025 Refinancing Term Loan
6.913% (1-Month Term SOFR + 275 basis points), 12/29/2031
3,4
149,624 149,263
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial Term Loan
7.400% (1-Month Term SOFR + 325 basis points), 6/13/2030
1,3,4
199,500 201,059
Astoria Energy LLC, First Lien, Advance Term Loan, B
6.803% (1-Month Term SOFR + 2.75%; 3-Month Term SOFR + 2.75% + 0.000 basis points),
6/16/2032
1,3,4
139,576 140,081
AthenaHealth Group, Inc., First Lien, Initial Term Loan
6.913% (1-Month Term SOFR + 275 basis points), 2/15/2029
1,3,4
99,500 99,427
Belron Finance 2019 LLC, First Lien, 2031 Dollar Incremental Term Loan
6.742% (3-Month Term SOFR + 250 basis points), 10/16/2031
1,3,4
198,999 200,243
Burlington Coat Factory Warehouse Corp., First Lien, Term Loan, B
5.913% (1-Month Term SOFR + 175 basis points), 9/24/2031
1,3,4
198,995 199,492
Calpine Construction Finance Co. LP, First Lien, Refinancing Term Loan, B
6.163% (1-Month Term SOFR + 200 basis points), 7/31/2030
1,3,4
100,000 100,113
Citadel Securities LP, First Lien, 2024 Term Loan, B
6.163% (1-Month Term SOFR + 200 basis points), 10/31/2031
1,3,4
99,001 99,298
Cotiviti, Inc., First Lien, New Term Loan, B
7.030% (1-Month Term SOFR + 275 basis points), 5/1/2031
1,3,4
99,000 97,432
Cross Financial Corp., First Lien, Term Loan, B4
6.913% (1-Month Term SOFR + 275 basis points), 10/31/2031
3,4
99,500 100,060
Edgewater Generation LLC, First Lien, 2025 Refinancing Term Loan, B
7.163% (1-Month Term SOFR + 300 basis points), 8/1/2030
1,3,4
93,086 93,428
EFS Cogen Holdings I LLC, First Lien, Term Loan, B
7.002% (3-Month Term SOFR + 300 basis points), 10/3/2031
3,4
195,063 196,572
EP Purchaser LLC, First Lien, Closing Date Term Loan, B
7.778% (1-Month Term SOFR + 350 basis points), 11/6/2028
1,3,4
98,974 93,448
EPIC Crude Services LP, First Lien, Term Loan
6.828% (3-Month Term SOFR + 250 basis points), 10/15/2031
3,4
93,083 93,306
Financiere Mendel SAS, First Lien, New Term Loan, B
6.976% (1-Month Term SOFR + 275 basis points), 11/8/2030
3,4
198,997 199,661
Fugue Finance BV, First Lien, Fourteenth Amendment Dollar Term Loan
6.949% (3-Month Term SOFR + 275 basis points), 1/9/2032
1,3,4
199,500 200,195
GIH Borrower LLC, First Lien, Term Loan, B
6.502% (3-Month Term SOFR + 250 basis points), 11/26/2031
1,3,4
99,250 99,697
Global Medical Response, Inc., First Lien, Initial Term Loan
7.634% (1-Month Term SOFR + 350 basis points), 10/1/2032
3,4
99,919 100,062
Grinding Media, Inc., First Lien, Term Loan, B
7.698% (3-Month Term SOFR + 350 basis points), 10/12/2028
1,3,4
99,000 99,247
HUB International Ltd., First Lien, 2025 Incremental Term Loan, B
6.575% (3-Month Term SOFR + 225 basis points), 6/20/2030
1,3,4
84,469 84,688
Hudson River Trading LLC, First Lien, Term Loan, B
7.150% (1-Month Term SOFR + 300 basis points), 3/18/2030
1,3,4
98,744 99,018

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
8
Principal
Amount Value
BANK LOANS (Continued)
Hyperion Refinance SARL, First Lien, 2025-2 Dollar Refinancing Term Loan
7.066% (1-Month Term SOFR + 275 basis points), 2/17/2031
1,3,4
99,002 $ 99,119
Inception Holdco SARL, First Lien, Term Loan
7.298% (12-Month Term SOFR + 325 basis points), 4/18/2031
3,4
200,000 201,500
Installed Building Products, Inc., First Lien, Term Loan, B3
5.913% (1-Month Term SOFR + 175 basis points), 3/28/2031
1,3,4
98,995 99,465
Iridium Satellite LLC, First Lien, Term Loan, B4
6.413% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
97,680 92,769
LSF12 Crown US Commercial Bidco LLC, First Lien, 2025 Refinancing Term Loan
7.780% (1-Month Term SOFR + 350 basis points), 12/2/2031
3,4
100,000 100,281
Medline Borrower LP, First Lien, 2028 Refinancing Term Loan
6.163% (1-Month Term SOFR + 200 basis points), 10/23/2028
1,3,4
96,225 96,320
Michael Baker International, Inc., First Lien, Term Loan, B1
8.308% (3-Month Term SOFR + 400 basis points), 12/1/2028
3,4
99,001 99,434
MKS, Inc., First Lien, 2025-1 Dollar Term Loan, B
6.166% (1-Month Term SOFR + 200 basis points), 8/17/2029
1,3,4
182,493 182,854
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
7.316% (1-Month Term SOFR + 300 basis points), 7/2/2031
1,3,4
99,000 99,126
Phoenix Guarantor, Inc., First Lien, Term Loan, B5
6.663% (1-Month Term SOFR + 250 basis points), 2/21/2031
3,4
248,744 249,177
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan, B
7.449% (3-Month Term SOFR + 325 basis points), 12/15/2028
1,3,4
98,991 93,794
Project Alpha Intermediate Holding, Inc., First Lien, Second Amendment Refinancing Term Loan
7.546% (3-Month Term SOFR + 325 basis points), 10/28/2030
1,3,4
99,749 100,140
Quartz AcquireCo LLC, First Lien, Term Loan, B2
6.252% (3-Month Term SOFR + 225 basis points), 6/28/2030
3,4
198,985 198,820
Quikrete Holdings, Inc., First Lien, Term Loan, B3
6.413% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
99,500 99,551
Renaissance Holdings Corp., First Lien, 2024-2 Term Loan, B
8.163% (1-Month Term SOFR + 400 basis points), 4/8/2030
1,3,4
98,744 85,835
Rocket Software, Inc., First Lien, Term Loan, B
7.913% (1-Month Term SOFR + 375 basis points), 11/28/2028
1,3,4
99,002 99,332
Ryan Specialty LLC, First Lien, Term Loan, B1
6.163% (1-Month Term SOFR + 200 basis points), 9/15/2031
1,3,4
198,997 199,309
WMG Acquisition Corp., First Lien, Term Loan, B
6.210% (3-Month Term SOFR + 175 basis points), 1/24/2031
3,4
100,000 100,313
Zayo Group Holdings, Inc., First Lien, Initial Dollar Term Loan
7.430% (1-Month Term SOFR + 300 basis points), 3/9/2027
1,3,4
183,062 180,961
TOTAL BANK LOANS
(Cost $5,834,338) 5,820,724
COLLATERALIZED LOAN OBLIGATIONS
—
50 .8%
720 East CLO Ltd.
Series 2023-2A-D1R (3-Month Term SOFR + 275 basis points), 10/15/2038
1,2,4
500,000 501,875
Series 2023-2A-ER (3-Month Term SOFR + 550 basis points), 10/15/2038
1,2,4
500,000 502,500
Apidos CLO Ltd.
Series 2018-18A-A1R2 5.662% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,4
500,000 502,221
Series 2025-54A-A1 5.472% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,000,000 1,003,989

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
9
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Ares CLO Ltd.
Series 2016-39A-AR3 5.749% (3-Month Term SOFR + 142 basis points), 7/18/2037
1,2,4
1,000,000 $ 1,003,245
Series 2021-61A-ER 11.165% (3-Month Term SOFR + 684 basis points), 4/20/2037
1,2,4
500,000 506,974
Series 2025-76A-E 11.486% (3-Month Term SOFR + 716 basis points), 5/27/2038
1,2,4
250,000 254,671
Barings CLO Ltd.
Series 2023-1A-ER 11.025% (3-Month Term SOFR + 670 basis points), 4/20/2038
1,2,4
500,000 509,078
Series 2025-3A-D1 7.080% (3-Month Term SOFR + 280 basis points), 3/31/2038
1,2,4
1,000,000 1,007,721
Benefit Street Partners CLO Ltd.
Series 2014-IVA-AR5 5.204% (3-Month Term SOFR + 125 basis points), 10/20/2038
1,2,4
1,000,000 1,002,717
Series 2023-32A-E 11.668% (3-Month Term SOFR + 735 basis points), 10/25/2036
1,2,4
500,000 504,750
Series 2025-42A-A 5.371% (3-Month Term SOFR + 130 basis points), 10/25/2038
1,2,4
1,000,000 1,003,000
Birch Grove CLO Ltd.
Series 2024-8A-E 11.425% (3-Month Term SOFR + 710 basis points), 4/20/2037
1,2,4
500,000 513,222
BlueMountain CLO Ltd.
Series 2020-30A-DR 7.618% (3-Month Term SOFR + 330 basis points), 4/15/2035
1,2,4
500,000 501,252
Bryant Park Funding Ltd.
Series 2023-20A-DR 7.725% (3-Month Term SOFR + 340 basis points), 4/15/2038
1,2,4
250,000 255,202
Series 2023-21A-ER (3-Month Term SOFR + 525 basis points), 10/18/2038
1,2,4
500,000 500,000
CBAMR Ltd.
Series 2018-5A-D1R 7.112% (3-Month Term SOFR + 300 basis points), 10/17/2038
1,2,4
1,000,000 999,932
Cedar Funding CLO Ltd.
Series 2023-17A-D1R 7.375% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 1,011,703
CIFC Funding Ltd.
Series 2018-1A-A1R 5.649% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,4
500,000 502,473
Dryden CLO Ltd.
Series 2019-80A-DR 7.422% (3-Month Term SOFR + 310 basis points), 1/17/2033
1,2,4
475,000 472,269
Series 2023-102A-ER (3-Month Term SOFR + 585 basis points), 10/15/2038
1,2,4,5
500,000 499,986
Dryden Senior Loan Fund
Series 2013-30A-DR 7.073% (3-Month Term SOFR + 286.2 basis points), 11/15/2028
1,2,4
500,000 502,865
Series 2016-45A-A1RR 5.398% (3-Month Term SOFR + 108 basis points), 10/15/2030
1,2,4
217,595 217,742
Series 2016-45A-DRR 7.368% (3-Month Term SOFR + 305 basis points), 10/15/2030
1,2,4
625,000 628,750
Eaton Vance CLO Ltd.
Series 2013-1A-AR4 5.623% (3-Month Term SOFR + 134 basis points), 10/15/2038
1,2,4
1,000,000 1,004,622
Series 2013-1A-D1R4 7.283% (3-Month Term SOFR + 300 basis points), 10/15/2038
1,2,4
1,000,000 1,011,425
Elmwood CLO Ltd.
Series 2021-1A-AR 5.875% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,4
800,000 802,852
Series 2021-2A-D1R 6.975% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,4
1,000,000 1,005,475
Series 2021-3A-AR2 5.558% (3-Month Term SOFR + 130 basis points), 7/20/2038
1,2,4
1,000,000 1,005,196
Series 2021-3A-DR2 7.308% (3-Month Term SOFR + 305 basis points), 7/20/2038
1,2,4
1,000,000 1,011,694
Series 2022-1A-A1R 5.579% (3-Month Term SOFR + 130 basis points), 10/20/2038
1,2,4
1,500,000 1,508,036
Empower CLO Ltd.
Series 2023-1A-D1R 8.168% (3-Month Term SOFR + 385 basis points), 4/25/2038
1,2,4
1,000,000 1,020,104
Series 2023-1A-ER 11.658% (3-Month Term SOFR + 734 basis points), 4/25/2038
1,2,4
250,000 255,604
Golub Capital Partners Static Ltd.
Series 2024-1A-AR 5.446% (3-Month Term SOFR + 112 basis points), 7/20/2035
1,2,4
2,000,000 2,001,432
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 7.318% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,4
500,000 498,825
Invesco US CLO Ltd.
Series 2023-2A-ER 12.205% (3-Month Term SOFR + 788 basis points), 4/21/2038
1,2,4
250,000 257,655

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
10
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Series 2025-2A-D 7.291% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 $ 1,016,772
LCM Ltd.
Series 14A-AR 5.627% (3-Month Term SOFR + 130.2 basis points), 7/20/2031
1,2,4
6,030 6,033
Series 26A-A1 5.657% (3-Month Term SOFR + 133.2 basis points), 1/20/2031
1,2,4
6,527 6,530
Magnetite Ltd.
Series 2020-27A-D1RR (3-Month Term SOFR + 265 basis points), 10/20/2038
1,2,4
750,000 750,000
Menlo CLO Ltd.
Series 2024-1A-A1 5.745% (3-Month Term SOFR + 142 basis points), 1/20/2038
1,2,4
500,000 502,442
Series 2024-1A-D1 7.575% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,4
500,000 510,019
Series 2025-3A-D (3-Month Term SOFR + 300 basis points), 10/16/2038
1,2,4,5
750,000 750,000
Morgan Stanley Eaton Vance CLO Ltd.
Series 2021-1A-ER 10.004% (3-Month Term SOFR + 606 basis points), 10/23/2037
1,2,4
500,000 505,600
Series 2023-19A-D1R 7.318% (3-Month Term SOFR + 300 basis points), 7/15/2038
1,2,4
1,000,000 1,011,721
Neuberger Berman CLO Ltd.
Series 2016-22A-ER2 11.152% (3-Month Term SOFR + 683 basis points), 4/15/2038
1,2,4
250,000 256,045
Series 2019-32RA-D1 7.279% (3-Month Term SOFR + 295 basis points), 7/20/2039
1,2,4
1,000,000 1,007,466
Neuberger Berman Loan Advisers CLO Ltd.
Series 2020-36RA-A 5.552% (3-Month Term SOFR + 127 basis points), 7/20/2039
1,2,4
1,000,000 1,002,804
Series 2020-39A-A1R 5.855% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,4
500,000 501,778
Neuberger Berman Loan Advisers NBLA CLO Ltd.
Series 2022-52A-AR 5.669% (3-Month Term SOFR + 135 basis points), 10/24/2038
1,2,4
1,000,000 1,003,953
New Mountain CLO Ltd.
Series 4A-ER 11.235% (3-Month Term SOFR + 691 basis points), 3/20/2038
1,2,4
450,000 454,532
NYACK Park CLO Ltd.
Series 2021-1A-D 7.387% (3-Month Term SOFR + 306.2 basis points), 10/20/2034
1,2,4
500,000 500,000
Series 2021-1A-D1R (3-Month Term SOFR + 270 basis points), 10/20/2038
1,2,4
500,000 500,000
Oaktree CLO Ltd.
Series 2022-1A-DR 7.445% (3-Month Term SOFR + 310 basis points), 7/15/2038
1,2,4
1,000,000 1,008,581
Series 2022-1A-ER 10.345% (3-Month Term SOFR + 600 basis points), 7/15/2038
1,2,4
1,000,000 996,074
Series 2023-2A-A1R 5.675% (3-Month Term SOFR + 135 basis points), 7/20/2038
1,2,4
1,000,000 1,004,673
OHA Credit Partners Ltd.
Series 2015-12A-ER2 10.569% (3-Month Term SOFR + 625 basis points), 4/23/2037
1,2,4
500,000 508,544
Post CLO Ltd.
Series 2024-2A-E 10.825% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,4
500,000 510,299
Rad CLO Ltd.
Series 2021-15A-A1AR 5.700% (3-Month Term SOFR + 136 basis points), 7/20/2040
1,2,4
1,000,000 1,005,201
Regatta Funding Ltd.
Series 2025-4A-A1 5.628% (3-Month Term SOFR + 134 basis points), 7/25/2038
1,2,4
1,000,000 1,005,031
Riserva CLO Ltd.
Series 2016-3A-DRR 7.841% (3-Month Term SOFR + 351.2 basis points), 1/18/2034
1,2,4
500,000 499,125
Shackleton CLO Ltd.
Series 2015-7RA-ARR 5.418% (3-Month Term SOFR + 110 basis points), 7/15/2031
1,2,4
449,259 449,573
Series 2019-14A-ERR 10.225% (3-Month Term SOFR + 590 basis points), 7/20/2034
1,2,4
500,000 501,769
Signal Peak CLO Ltd.
Series 2017-4A-BR2 5.808% (3-Month Term SOFR + 165 basis points), 10/26/2034
1,2,4
1,000,000 1,000,000
Trestles CLO Ltd.
Series 2025-8A-D1 7.297% (3-Month Term SOFR + 300 basis points), 6/11/2035
1,2,4
500,000 499,786
Voya CLO Ltd.
Series 2017-3A-CRR 7.425% (3-Month Term SOFR + 310 basis points), 4/20/2034
1,2,4
1,000,000 1,002,562

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
11
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Whitebox CLO Ltd.
Series 2023-4A-ER 10.805% (3-Month Term SOFR + 648 basis points), 4/20/2036
1,2,4
500,000 $ 509,922
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $46,738,342) 47,077,892
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0 .2%
GS Mortgage Securities Corp. Trust
Series 2012-BWTR-A, 2.954% , 11/5/2034
1,2
238,516 206,887
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $198,771) 206,887
CORPORATE BONDS — 23 .2%
AUTOMOBILES — 0 .1%
BMW US Capital LLC
3.625%, 4/18/2029
1,2
65,000 63,631
BEVERAGES — 0 .3%
Keurig Dr. Pepper, Inc.
3.950%, 4/15/2029
1
170,000 167,260
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 4/30/2029
1,2
150,000 145,709
312,969
BIOTECHNOLOGY — 0 .8%
AbbVie, Inc.
4.250%, 11/14/2028
1
350,000 352,847
Amgen, Inc.
2.200%, 2/21/2027
1
300,000 292,824
Grifols SA
4.750%, 10/15/2028
1,2
45,000 43,753
689,424
BROADLINE RETAIL — 0 .2%
Match Group Holdings II LLC
5.000%, 12/15/2027
1,2
45,000 44,910
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
150,000 147,486
192,396
BUILDING PRODUCTS — 0 .7%
Advanced Drainage Systems, Inc.
5.000%, 9/30/2027
1,2
175,000 174,716
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031
1,2
250,000 264,233
Standard Industries, Inc.
4.750%, 1/15/2028
1,2
175,000 173,639
612,588

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
12
Principal
Amount Value
CORPORATE BONDS (Continued)
CAPITAL MARKETS — 0 .5%
Osaic Holdings, Inc.
8.000%, 8/1/2033
1,2
96,000 $ 99,576
S&P Global, Inc.
2.450%, 3/1/2027
1
325,000 318,407
417,983
CHEMICALS — 0 .7%
HB Fuller Co.
4.250%, 10/15/2028
1
125,000 121,652
SCIL IV LLC / SCIL USA Holdings LLC
5.375%, 11/1/2026
1,2
200,000 200,005
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
300,000 297,281
618,938
COMMERCIAL SERVICES & SUPPLIES — 0 .8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.625%, 6/1/2028
1,2
200,000 196,292
Clean Harbors, Inc.
4.875%, 7/15/2027
1,2
39,000 39,000
Clean Harbors, Inc.
5.125%, 7/15/2029
1,2
125,000 124,070
GFL Environmental, Inc.
4.000%, 8/1/2028
1,2
300,000 293,174
Veralto Corp.
5.500%, 9/18/2026
1
125,000 126,557
779,093
CONSTRUCTION & ENGINEERING — 0 .4%
MasTec, Inc.
4.500%, 8/15/2028
1,2
150,000 149,718
Pike Corp.
8.625%, 1/31/2031
1,2
175,000 187,949
337,667
CONSUMER FINANCE — 0 .8%
American Honda Finance Corp.
4.730%(Term SOFR + 55 basis points), 5/21/2026
4
295,000 295,394
Avolon Holdings Funding Ltd.
5.150%, 1/15/2030
1,2
120,000 121,773
Ford Motor Credit Co. LLC
2.900%, 2/10/2029
1
300,000 278,028
695,195
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0 .2%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
165,000 154,313

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
13
Principal
Amount Value
CORPORATE BONDS (Continued)
CONTAINERS & PACKAGING — 0 .3%
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 9/30/2026
1
100,000 $ 99,580
Graphic Packaging International LLC
3.500%, 3/15/2028
1,2
225,000 217,236
316,816
DISTRIBUTORS — 0 .2%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
145,000 142,219
DIVERSIFIED REITS — 0 .4%
Digital Realty Trust LP
3.700%, 8/15/2027
1
375,000 372,498
DIVERSIFIED TELECOMMUNICATION SERVICES — 0 .8%
AT&T, Inc.
1.650%, 2/1/2028
1
100,000 94,681
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 5/1/2027
1,2
200,000 198,816
Verizon Communications, Inc.
4.125%, 3/16/2027
1
125,000 125,153
Verizon Communications, Inc.
4.329%, 9/21/2028
1
195,000 196,430
Virgin Media Finance plc
5.000%, 7/15/2030
1,2
175,000 162,694
777,774
ELECTRIC UTILITIES — 1 .0%
Duke Energy Corp.
3.150%, 8/15/2027
1
125,000 123,049
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/2027
1
300,000 291,843
NRG Energy, Inc.
5.750%, 7/15/2029
1,2
175,000 176,084
Southern Co. (The)
5.113%, 8/1/2027 175,000 178,021
XPLR Infrastructure Operating Partners LP
3.875%, 10/15/2026
1,2
25,000 24,660
XPLR Infrastructure Operating Partners LP
4.500%, 9/15/2027
1,2
175,000 171,803
965,460
ELECTRICAL EQUIPMENT — 0 .2%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
166,000 162,299

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
14
Principal
Amount Value
CORPORATE BONDS (Continued)
ENERGY EQUIPMENT & SERVICES — 0 .7%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 4/1/2028
1,2
200,000 $ 200,424
Aris Water Holdings LLC
7.250%, 4/1/2030
1,2
175,000 184,892
Kodiak Gas Services LLC
7.250%, 2/15/2029
1,2
150,000 155,758
Star Holding LLC
8.750%, 8/1/2031
1,2
125,000 124,182
665,256
ENTERTAINMENT — 0 .5%
Netflix, Inc.
4.875%, 4/15/2028
1
250,000 255,534
Warnermedia Holdings, Inc.
3.755%, 3/15/2027
1
175,000 172,748
428,282
FINANCIAL SERVICES — 0 .4%
Block, Inc.
6.000%, 8/15/2033
1,2
121,000 123,991
Global Payments, Inc.
2.150%, 1/15/2027
1
250,000 243,688
367,679
FOOD PRODUCTS — 0 .3%
Mars, Inc.
4.600%, 3/1/2028
1,2
300,000 303,733
GROUND TRANSPORTATION — 0 .3%
Canadian Pacific Railway Co.
1.750%, 12/2/2026
1
325,000 316,625
HEALTH CARE EQUIPMENT & SUPPLIES — 0 .7%
Avantor Funding, Inc.
4.625%, 7/15/2028
1,2
225,000 221,529
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025
1
85,000 85,039
GE HealthCare Technologies, Inc.
5.650%, 11/15/2027
1
225,000 231,936
Medline Borrower LP
3.875%, 4/1/2029
1,2
100,000 96,518
635,022
HEALTH CARE PROVIDERS & SERVICES — 0 .7%
CVS Health Corp.
5.000%, 2/20/2026
1
75,000 75,115
Global Medical Response, Inc.
7.375%, 10/1/2032
1,2
105,000 108,143

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
15
Principal
Amount Value
CORPORATE BONDS (Continued)
HEALTH CARE PROVIDERS & SERVICES (Continued)
HAH Group Holding Co. LLC
9.750%, 10/1/2031
1,2
125,000 $ 118,855
Icon Investments Six DAC
5.809%, 5/8/2027
1
175,000 178,641
Radiology Partners, Inc.
8.500%, 7/15/2032
1,2
120,000 124,330
Universal Health Services, Inc.
1.650%, 9/1/2026
1
50,000 48,834
653,918
HEALTH CARE TECHNOLOGY — 0 .1%
IQVIA, Inc.
5.700%, 5/15/2028
1
50,000 51,669
HOTELS, RESTAURANTS & LEISURE — 1 .1%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/2028
1,2
100,000 97,743
1011778 BC ULC / New Red Finance, Inc.
4.375%, 1/15/2028
1,2
125,000 123,001
Boyd Gaming Corp.
4.750%, 12/1/2027
1
50,000 49,807
Light & Wonder International, Inc.
7.250%, 11/15/2029
1,2
100,000 102,705
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.
6.250%, 10/15/2030
1,2
35,000 35,334
Starbucks Corp.
4.850%, 2/8/2027
1
280,000 282,864
VOC Escrow Ltd.
5.000%, 2/15/2028
1,2
138,000 137,726
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/2028
1,2
225,000 219,802
1,048,982
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0 .7%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 6/15/2028
1,2
200,000 195,808
Calpine Corp.
4.500%, 2/15/2028
1,2
56,000 55,801
Clearway Energy Operating LLC
4.750%, 3/15/2028
1,2
212,000 209,608
Vistra Corp.
8.000%(5-Year Term U.S. Treasury Constant Maturity Yield + 693 basis points), 10/15/2026
1,2
200,000 204,723
665,940
INSURANCE — 0 .4%
AmWINS Group, Inc.
4.875%, 6/30/2029
1,2
225,000 218,824

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
16
Principal
Amount Value
CORPORATE BONDS (Continued)
INSURANCE (Continued)
Panther Escrow Issuer LLC
7.125%, 6/1/2031
1,2
150,000 $ 156,123
374,947
IT SERVICES — 0 .6%
ASGN, Inc.
4.625%, 5/15/2028
1,2
150,000 147,376
International Business Machines Corp.
3.300%, 1/27/2027
1
325,000 322,331
Virtusa Corp.
7.125%, 12/15/2028
1,2
75,000 73,547
543,254
MACHINERY — 0 .0% †
Mueller Water Products, Inc.
4.000%, 6/15/2029
1,2
43,000 41,447
MEDIA — 0 .5%
Fox Corp.
4.709%, 1/25/2029
1
360,000 364,698
Nexstar Media, Inc.
5.625%, 7/15/2027
1,2
125,000 124,919
489,617
METALS & MINING — 0 .1%
Novelis Corp.
3.875%, 8/15/2031
1,2
90,000 82,127
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0 .4%
Blackstone Mortgage Trust, Inc.
3.750%, 1/15/2027
1,2
150,000 146,558
Starwood Property Trust, Inc.
5.750%, 1/15/2031
1,2,5
175,000 175,110
321,668
MULTI-UTILITIES — 0 .3%
DTE Energy Co.
4.950%, 7/1/2027
1
300,000 303,882
OIL, GAS & CONSUMABLE FUELS — 0 .8%
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
275,000 274,216
Genesis Energy LP / Genesis Energy Finance Corp.
8.250%, 1/15/2029
1
100,000 104,368
Hess Midstream Operations LP
5.125%, 6/15/2028
1,2
125,000 124,956
TerraForm Power Operating LLC
5.000%, 1/31/2028
1,2
150,000 149,029

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
17
Principal
Amount Value
CORPORATE BONDS (Continued)
OIL, GAS & CONSUMABLE FUELS (Continued)
Venture Global LNG, Inc.
9.000%(5-Year Term U.S. Treasury Constant Maturity Yield + 544 basis points), 3/30/2174
1,2
100,000 $ 99,178
751,747
PASSENGER AIRLINES — 0 .2%
Air Canada
3.875%, 8/15/2026
1,2
150,000 148,769
PERSONAL CARE PRODUCTS — 0 .5%
Haleon US Capital LLC
3.375%, 3/24/2027
1
300,000 297,021
Opal Bidco SAS
6.500%, 3/31/2032
1,2
200,000 205,125
502,146
PHARMACEUTICALS — 0 .4%
Elanco Animal Health, Inc.
6.650%, 8/28/2028
1
100,000 104,237
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/2028
1
150,000 151,734
Roche Holdings, Inc.
1.930%, 12/13/2028
1,2
140,000 131,631
387,602
PROFESSIONAL SERVICES — 0 .1%
CoreLogic, Inc.
4.500%, 5/1/2028
1,2
125,000 121,603
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1 .0%
Broadcom, Inc.
3.150%, 11/15/2025
1
75,000 74,888
Broadcom, Inc.
4.800%, 4/15/2028
1
200,000 203,719
Entegris, Inc.
4.750%, 4/15/2029
1,2
275,000 272,935
Kioxia Holdings Corp.
6.250%, 7/24/2030
1,2
167,000 170,529
ON Semiconductor Corp.
3.875%, 9/1/2028
1,2
210,000 204,070
926,141
SOFTWARE — 1 .0%
AppLovin Corp.
5.125%, 12/1/2029
1
260,000 266,047
Oracle Corp.
2.300%, 3/25/2028
1
300,000 286,874
Salesforce, Inc.
3.700%, 4/11/2028
1
325,000 324,026
876,947

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
18
Principal
Amount Value
CORPORATE BONDS (Continued)
SPECIALIZED REITS — 1 .0%
American Tower Corp.
1.500%, 1/31/2028
1
325,000 $ 306,139
Crown Castle, Inc.
3.800%, 2/15/2028
1
250,000 247,153
Iron Mountain, Inc.
5.000%, 7/15/2028
1,2
60,000 59,680
Iron Mountain, Inc.
4.875%, 9/15/2029
1,2
125,000 123,157
SBA Communications Corp.
3.875%, 2/15/2027
1
200,000 197,136
933,265
SPECIALTY RETAIL — 0 .7%
Home Depot, Inc. (The)
5.100%, 12/24/2025
1
325,000 325,716
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
300,000 295,750
621,466
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0 .4%
Dell International LLC / EMC Corp.
5.250%, 2/1/2028
1
350,000 357,718
TEXTILES, APPAREL & LUXURY GOODS — 0 .2%
Beach Acquisition Bidco LLC
10.000%, 7/15/2033
1,2
150,000 162,174
TRADING COMPANIES & DISTRIBUTORS — 0 .2%
United Rentals North America, Inc.
3.875%, 11/15/2027
1
200,000 196,681
WIRELESS TELECOMMUNICATION SERVICES — 0 .5%
Sunrise HoldCo IV BV
5.500%, 1/15/2028
1,2
225,000 224,510
T-Mobile USA, Inc.
2.250%, 2/15/2026
1
125,000 124,034
T-Mobile USA, Inc.
4.750%, 2/1/2028
1
150,000 150,233
498,777
TOTAL CORPORATE BONDS
(Cost $21,247,955) 21,390,347
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0 .4%
Flagstar Mortgage Trust
Series 2021-2-A6, 2.500% , 4/25/2051
1,2
214,312 192,460

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
19
Principal
Amount Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust
Series 2021-4-A4, 2.500% , 6/25/2051
1,2
212,541 $ 188,986
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $380,943) 381,446
U.S. GOVERNMENT AND AGENCY SECURITIES — 2 .6%
United States Treasury Notes — 2.6%
U.S. Treasury Notes
3.500%, 1/31/2028 1,600,000 1,595,969
U.S. Treasury Notes
4.000%, 1/31/2029 800,000 808,812
2,404,781
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $2,383,886) 2,404,781
Number
of Shares
SHORT-TERM INVESTMENTS — 9 .8%
Money Market Funds — 4 .2%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.01%
6
3,889,056 3,889,056
Principal
Amount
United States Treasury Bills — 5 .6%
U.S. Treasury Bills, 3.800%, 10/16/2025
7
750,000 748,735
U.S. Treasury Bills, 3.860%, 10/23/2025
7
500,000 498,771
U.S. Treasury Bills, 3.920%, 11/12/2025
7
1,000,000 995,342
U.S. Treasury Bills, 3.920%, 11/18/2025
7
500,000 497,343
U.S. Treasury Bills, 3.840%, 12/18/2025
7
1,500,000 1,487,467
U.S. Treasury Bills, 3.820%, 1/13/2026
7
1,000,000 988,969
5,216,627
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,104,813) 9,105,683
TOTAL INVESTMENTS — 104.0%
(Cost $95,740,188) 96,261,412
Liabilities in Excess of Other Assets — (4.0)% (3,663,238)
TOTAL NET ASSETS — 100.0% $ 92,598,174
†
Rounds to less than 0.1% of net assets.
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $61,292,821 which represents 66.19% of total net assets of the Fund.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)
20
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
Denotes investments purchased on a when-issued or delayed delivery basis.
6
The rate is the annualized seven-day yield at period end.
7
The rate shown represents the yield at period end.